Average Annual Total Returns	12 Months Ended
Nov. 30, 2013
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.50%)
Five Years	5.38%
Ten Years	3.84%
Inception Date	Feb. 03, 1988
Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.42%)
Five Years	5.46%
Ten Years	3.92%
Inception Date	May 14, 2001
Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.01%
Five Years	0.12%
Ten Years	1.28%
Inception Date	Feb. 03, 1988
Return After Taxes on Distributions | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.55%)
Five Years	5.37%
Ten Years	3.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.17%
Five Years	5.12%
Ten Years	3.92%
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.17%)
Five Years	5.87%
Ten Years	4.44%
Barclays NJ Municipal Bond Index | Vanguard New Jersey Long-Term Tax-Exempt Fund | Vanguard New Jersey Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.17%)
Five Years	5.87%
Ten Years	4.44%
Other States Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.04%
Ten Years	1.05%
Spliced New Jersey Tax-Exempt Money Market Funds Average | Vanguard New Jersey Tax-Exempt Money Market Fund | Vanguard New Jersey Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2013
One Year	none
Five Years	0.04%
Ten Years	1.01%